Prepaid Expenses and Other Assets (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule Prepaid Expenses and other assets [Line Items]
Prepaid expenses and other assets	$ 7,065	$ 1,982	$ 3,035
Research and development
Schedule Prepaid Expenses and other assets [Line Items]
Prepaid expenses and other assets		1,549	2,599
Prepaid insurance and other general and administrative expenses
Schedule Prepaid Expenses and other assets [Line Items]
Prepaid expenses and other assets		$ 433	$ 436